Note 4 - Investment In Associate (Details Textual) - CAD ($)				12 Months Ended
	Jun. 17, 2025	Mar. 31, 2025	Jan. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement Line Items [Line Items]
Gain (loss) on investment in marketable securities				$ 1,497,878	$ 0	$ 0
Rio Grande Resources Ltd [member]
Statement Line Items [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	5,152,557	5,152,557	5,152,557		5,152,557
Proportion of ownership interest in associate	12.12%	19.95%	19.95%
Fair value of shares acquired resulting from a spin-out transaction			$ 489,493		$ 489,493
Gain (loss) on investment in marketable securities	$ 1,497,878
Fair value of investments in associates for which there are quoted market prices	1,854,921
Decrease through derecognition, financial assets	$ 357,043			$ 357,043